UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):    [_]  is a restatement.
                                     [_]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      Rexford Offshore, L.L.C.
Address:   220 Fifth Avenue
           New York, NY  10001

Form 13F File Number:   28-10027

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stuart Rosenberg
Title:   Member
Phone:   212-483-1500

Signature, Place, and Date of Signing:

Stuart Rosenberg            New York,  New York             May 13, 2008

Report Type (Check only one.):

[_]     13F HOLDINGS REPORT.

[_]     13F NOTICE.

[X]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name

          28-11381                   Rexford Holding Management LLC

          28-2826                    Marcus Schloss & Co., Inc.

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form 13F Information Table Entry Total:    10

Form 13F Information Table Value Total:    $15,371


List of Other Included Managers:

      No.      Form 13F File Number        Name

      03       28-2826                     Marcus Schloss & Co., Inc.

      04       28-11381                    Rexford Holding Management LLC

                                                     Form 13F Information Table

          Column 1                    Column 2     Column 3   Column 4      Column 5        Column 6   Column 7       Column 8
          --------                    --------     --------   --------      --------        --------   --------       --------

                                      Title of                 Value    Shrs or  Sh/  Put/ Investment   Other     Voting Authority
        Name of Issuer                 Class       Cusip      (x$1000)  Prn Amt  Prn  Call Discretion  Managers  Sole    Shared None
        --------------                 -----       -----      --------  -------  ---  ---- ----------  --------  ------- ------ ----

Acxiom Corp                           Com         005125109   2,139    180,166   Sh        Defined      03,04   180,166     0    0
American Intl Group Inc               Com         026874107     437     10,100   Sh        Defined      03,04    10,100     0    0
BEA Systems Inc                       Com         073325102   1,829     95,500   Sh        Defined      03,04    95,500     0    0
Choicepoint Inc.                      Com         170388102   1,042     21,900   Sh        Defined      03,04    21,900     0    0
Diebold Inc                           Com         253651103     537     14,300   Sh        Defined      03,04    14,300     0    0
Enzon Pharmaceuticals Inc             Com         293904108   1,781    193,344   Sh        Defined      03,04   193,344     0    0
Navteq Corp                           Com         63936L100   3,657     53,785   Sh        Defined      03,04    53,785     0    0
Take-Two Interactive Software Inc     Com         874054109     255     10,000   Sh        Defined      03,04    10,000     0    0
Trane Inc                             Com         892893108   2,658     57,900   Sh        Defined      03,04    57,900     0    0
Yahoo Inc                             Com         984332106   1,036     35,800   Sh        Defined      03,04    35,800     0    0